Trade receivables (Details) - GBP (£)	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Trade receivables
Trade receivables	£ 95,087,000	£ 70,774,000	£ 97,240,000
Less: non-current portion
Trade receivables	41,024,000	20,404,000	34,333,000
Current trade receivables	54,063,000	50,370,000	62,907,000
Transfer fees receivable	61,256,000	43,153,000	59,503,000
Deferred revenue contractually payable to Group	21,497,000	19,032,000	28,529,000
Due after 1 year
Less: non-current portion
Transfer fees receivable	41,024,000	20,404,000	34,333,000
Cost / gross value
Trade receivables
Trade receivables	103,082,000	75,745,000	109,348,000
Accumulated impairment
Trade receivables
Trade receivables	(7,995,000)	(4,971,000)	(12,108,000)
Not measured at fair value in statement of financial position but for which fair value is disclosed
Trade receivables
Trade receivables	£ 96,805,000	£ 71,819,000	£ 99,105,000